Commitments	12 Months Ended
Mar. 31, 2023
Commitments [Abstract]
Commitments

Note 14 — Commitments

Non-cancellable operating leases

The Company leases various offices and equipment under non-cancellable operating lease agreements. The Company has only short-term operating leases. The Company has entered into lease agreements for offices in China. On August 27, 2022, Logico Shanghai signed a one-year lease agreement in China from September 1, 2022 to August 31, 2023 with a monthly lease payment of $2,811 (RMB 19,000) and a security deposit of $5,875. As of March 31, 2023, there is one remaining lease agreement.

Commitments for minimum lease payments in relation to non-cancellable short-term leases are payable as follows:

March 31, 2024
Fiscal year ending March 31, 2024	16,866
16,866